Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Common Stocks - 96.8%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	11,835	$4,373,033
Mercury Systems, Inc. *	1,673	118,197
Northrop Grumman Corp.	5,309	1,718,205
		6,209,435
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	4,349	415,025
Expeditors International of Washington, Inc.	38,462	4,141,973
		4,556,998
Airlines - 0.3%
Delta Air Lines, Inc. *	42,608	2,057,114

Auto Components - 0.3%
BorgWarner, Inc.	39,430	1,827,975

Automobiles - 1.4%
Tesla, Inc. *	13,118	8,761,906
XPeng, Inc., ADR *	5,563	203,105
		8,965,011
Banks - 4.0%
Bank of America Corp.	80,089	3,098,643
Bank of Hawaii Corp.	1,268	113,473
Citigroup, Inc.	35,735	2,599,721
HDFC Bank Ltd., ADR *	3,831	297,630
JPMorgan Chase & Co.	68,885	10,486,364
Signature Bank	3,105	702,041
SVB Financial Group *	456	225,109
Truist Financial Corp.	55,826	3,255,772
Wells Fargo & Co.	113,588	4,437,883
Wintrust Financial Corp.	1,222	92,628
		25,309,264
Beverages - 1.9%
Coca-Cola Co. (The)	107,702	5,676,973
Diageo PLC, ADR	5,625	923,681
Molson Coors Beverage Co., Class B *	12,936	661,676
PepsiCo, Inc.	33,555	4,746,355
		12,008,685
Biotechnology - 2.7%
AbbVie, Inc.	43,935	4,754,646
Alexion Pharmaceuticals, Inc. *	646	98,780
Amgen, Inc.	12,417	3,089,474
Biogen, Inc. *	2,834	792,811
Gilead Sciences, Inc.	84,073	5,433,638
Regeneron Pharmaceuticals, Inc. *	1,902	899,912
Vertex Pharmaceuticals, Inc. *	7,375	1,584,814
		16,654,075
Building Products - 1.2%
A O Smith Corp.	2,341	158,275
Carrier Global Corp.	20,983	885,902
Lennox International, Inc.	4,324	1,347,315

	Shares/ Principal	Fair Value
Building Products (continued)
Trane Technologies PLC	30,609	$5,067,626
		7,459,118
Capital Markets - 2.9%
Bank of New York Mellon Corp. (The)	55,515	2,625,304
Charles Schwab Corp. (The)	24,038	1,566,797
CME Group, Inc.	7,791	1,591,156
Invesco Ltd.	34,720	875,638
Moody's Corp.	3,400	1,015,274
Morgan Stanley	112,494	8,736,284
State Street Corp.	8,652	726,855
T Rowe Price Group, Inc.	5,187	890,089
		18,027,397
Chemicals - 1.9%
Ecolab, Inc.	12,099	2,590,033
FMC Corp.	8,466	936,424
Linde PLC	6,819	1,910,275
LyondellBasell Industries NV, Class A	2,211	230,055
PPG Industries, Inc.	35,789	5,377,655
Sherwin-Williams Co. (The)	1,152	850,187
		11,894,629
Commercial Services & Supplies - 0.7%
Cintas Corp.	2,710	924,950
Copart, Inc. *	20,155	2,189,035
IAA, Inc. *	19,588	1,080,082
		4,194,067
Communications Equipment - 0.9%
Cisco Systems, Inc.	112,491	5,816,910

Construction & Engineering - 0.3%
EMCOR Group, Inc.	12,303	1,379,905
Quanta Services, Inc.	4,397	386,848
		1,766,753
Consumer Finance - 1.0%
Ally Financial, Inc.	24,374	1,101,949
American Express Co.	34,651	4,901,037
		6,002,986
Containers & Packaging - 0.2%
Amcor PLC	10,748	125,537
AptarGroup, Inc.	2,296	325,274
Crown Holdings, Inc.	9,444	916,446
		1,367,257
Distributors - 0.2%
LKQ Corp. *	3,886	164,494
Pool Corp.	2,836	979,101
		1,143,595
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. *	3,855	660,940
Graham Holdings Co., Class B	1,071	602,373
Terminix Global Holdings, Inc. *	13,214	629,911
		1,893,224

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B *	9,042	$2,309,960
Voya Financial, Inc.	64,961	4,134,118
		6,444,078
Diversified Telecommunication - 0.9%
AT&T, Inc.	101,923	3,085,209
TELUS Corp.	28,191	561,847
Verizon Communications, Inc.	38,629	2,246,276
		5,893,332
Electric Utilities - 1.2%
Eversource Energy	15,390	1,332,620
Exelon Corp.	1,289	56,381
NextEra Energy, Inc.	42,045	3,179,022
Pinnacle West Capital Corp.	3,153	256,497
Xcel Energy, Inc.	36,745	2,443,910
		7,268,430
Electrical Equipment - 0.2%
AMETEK, Inc.	3,234	413,079
Rockwell Automation, Inc.	2,098	556,893
		969,972
Electronic Equipment, Instruments & Components - 0.2%
Flex Ltd. *	37,165	680,491
Itron, Inc. *	7,481	663,191
		1,343,682
Energy Equipment & Services - 1.0%
Schlumberger NV	205,860	5,597,333
TechnipFMC PLC *	66,864	516,190
		6,113,523
Entertainment - 1.8%
Electronic Arts, Inc.	2,331	315,547
Lions Gate Entertainment Corp., Class B *	16,442	212,102
Netflix, Inc. *	4,947	2,580,652
Roku, Inc. *	492	160,279
Sea Ltd., ADR *	1,724	384,849
Walt Disney Co. (The) *	38,720	7,144,614
Zynga, Inc., Class A *	62,674	639,902
		11,437,945
Equity Real Estate Investment - 1.4%
Brixmor Property Group, Inc.	11,764	237,986
Equinix, Inc.	4,653	3,162,132
Kilroy Realty Corp.	26,416	1,733,682
Prologis, Inc.	29,432	3,119,792
Regency Centers Corp.	1,887	107,012
Simon Property Group, Inc.	5,173	588,532
		8,949,136
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	26,926	9,490,876
Walmart, Inc.	12,742	1,730,746
		11,221,622

	Shares/ Principal	Fair Value
Food Products - 1.7%
Bunge Ltd.	3,829	$303,525
General Mills, Inc.	39,773	2,438,880
Hershey Co. (The)	25,149	3,977,566
J M Smucker Co. (The)	8,736	1,105,366
Kellogg Co.	21,519	1,362,153
McCormick & Co., Inc.	19,427	1,732,111
		10,919,601
Gas Utilities - 0.2%
Atmos Energy Corp.	9,751	963,886

Health Care Equipment & Supplies - 2.2%
Alcon, Inc. *	15,771	1,106,809
Align Technology, Inc. *	3,798	2,056,731
Becton Dickinson and Co.	2,177	529,337
Danaher Corp.	8,212	1,848,357
Dexcom, Inc. *	2,979	1,070,623
Edwards Lifesciences Corp. *	18,796	1,572,097
Envista Holdings Corp. *	9,437	385,030
Hill-Rom Holdings, Inc.	5,243	579,247
Hologic, Inc. *	4,981	370,487
IDEXX Laboratories, Inc. *	3,470	1,697,906
Intuitive Surgical, Inc. *	350	258,629
Medtronic PLC	19,143	2,261,362
		13,736,615
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	17,902	2,113,689
Anthem, Inc.	7,692	2,761,043
Cardinal Health, Inc.	27,322	1,659,812
Centene Corp. *	2,707	173,004
Cigna Corp.	5,855	1,415,388
CVS Health Corp.	3,918	294,751
Henry Schein, Inc. *	8,780	607,927
Humana, Inc.	2,385	999,911
McKesson Corp.	18,513	3,610,776
UnitedHealth Group, Inc.	13,968	5,197,074
		18,833,375
Health Care Technology - 0.2%
Cerner Corp.	19,293	1,386,781

Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc., Class A *	1,917	360,281
Aramark	12,688	479,353
Chipotle Mexican Grill, Inc. *	454	645,052
Choice Hotels International, Inc.	1	107
Darden Restaurants, Inc.	1,095	155,490
McDonald's Corp.	17,797	3,989,019
MGM Resorts International	7,029	267,032
Six Flags Entertainment Corp. *	2,036	94,613
Travel + Leisure Co.	21,663	1,324,909
Wendy's Co. (The)	21,131	428,114

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	16,109	$1,124,086
Wynn Resorts Ltd. *	9,091	1,139,739
		10,007,795
Household Durables - 0.4%
DR Horton, Inc.	9,430	840,402
iRobot Corp. *	1,421	173,618
KB Home	12,841	597,492
PulteGroup, Inc.	1,201	62,980
Sony Corp., ADR	8,543	905,643
		2,580,135
Household Products - 1.1%
Colgate-Palmolive Co.	71,692	5,651,480
Procter & Gamble Co. (The)	10,072	1,364,051
		7,015,531
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc. *	9,344	381,422

Industrial Conglomerates - 1.5%
Honeywell International, Inc.	37,615	8,165,088
Roper Technologies, Inc.	3,172	1,279,395
		9,444,483
Insurance - 2.5%
Aflac, Inc.	14,479	741,035
Allstate Corp. (The)	18,433	2,117,952
Athene Holding Ltd., Class A *	20,822	1,049,429
First American Financial Corp.	18,436	1,044,399
Hanover Insurance Group, Inc. (The)	1,686	218,270
Marsh & McLennan Cos., Inc.	23,068	2,809,682
MetLife, Inc.	53,651	3,261,444
Progressive Corp. (The)	18,380	1,757,312
Travelers Cos., Inc. (The)	12,913	1,942,115
Willis Towers Watson PLC	2,326	532,375
		15,474,013
Interactive Media & Services - 6.4%
Alphabet, Inc., Class A *	7,891	16,275,345
Alphabet, Inc., Class C *	5,196	10,748,602
Facebook, Inc., Class A *	39,874	11,744,089
Snap, Inc., Class A *	1,396	72,997
Twitter, Inc. *	19,175	1,220,105
		40,061,138
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. *	7,073	21,884,428
eBay, Inc.	16,743	1,025,341
Etsy, Inc. *	1,107	223,249
		23,133,018
IT Services - 5.3%
Accenture PLC, Class A	24,302	6,713,427
Automatic Data Processing, Inc.	17,245	3,250,165

	Shares/ Principal	Fair Value
IT Services (continued)
Fidelity National Information Services, Inc.	13,598	$1,912,015
Fiserv, Inc. *	5,167	615,080
Mastercard, Inc., Class A	15,303	5,448,633
PayPal Holdings, Inc. *	22,908	5,562,979
Visa, Inc., Class A	44,314	9,382,603
		32,884,902
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	9,575	1,217,366
Bruker Corp.	6,212	399,307
Thermo Fisher Scientific, Inc.	2,710	1,236,790
		2,853,463
Machinery - 2.2%
AGCO Corp.	800	114,920
Caterpillar, Inc.	4,109	952,754
CNH Industrial NV *	3,897	60,949
Cummins, Inc.	4,014	1,040,067
Deere & Co.	12,238	4,578,725
Fortive Corp.	17,085	1,206,884
Illinois Tool Works, Inc.	4,807	1,064,847
Oshkosh Corp.	7,904	937,889
Snap-on, Inc.	4,102	946,495
Timken Co. (The)	900	73,053
Xylem, Inc.	27,453	2,887,507
		13,864,090
Media - 1.0%
Comcast Corp., Class A	53,374	2,888,067
Discovery, Inc., Class A *	8,083	351,287
Discovery, Inc., Class C *	6,109	225,361
Omnicom Group, Inc.	15,414	1,142,948
Sirius XM Holdings, Inc.	278,883	1,698,398
TEGNA, Inc.	4,013	75,565
		6,381,626
Metals & Mining - 0.3%
Franco-Nevada Corp.	793	99,355
Newmont Corp.	7,591	457,510
Reliance Steel & Aluminum Co.	9,407	1,432,592
		1,989,457
Multiline Retail - 1.0%
Kohl's Corp.	7,388	440,399
Nordstrom, Inc. *	35,639	1,349,649
Target Corp.	21,103	4,179,871
		5,969,919
Multi-Utilities - 0.8%
Consolidated Edison, Inc.	68,268	5,106,446

Oil, Gas & Consumable Fuels - 1.9%
BP PLC, ADR	36,245	882,566
Chevron Corp.	5,424	568,381
Cimarex Energy Co.	8,338	495,194

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	20,851	$455,594
Diamondback Energy, Inc.	3,859	283,598
EQT Corp. *	4,302	79,931
Equinor ASA, ADR	44,355	863,148
Hess Corp.	21,319	1,508,533
Kinder Morgan, Inc.	83,131	1,384,131
Marathon Oil Corp.	14,972	159,901
Murphy Oil Corp.	5,812	95,375
Phillips 66	52,298	4,264,379
Valero Energy Corp.	13,329	954,356
		11,995,087
Personal Products - 0.0%†
Coty, Inc., Class A *	19,273	173,650
Herbalife Nutrition Ltd. *	1,289	57,180
Unilever PLC, ADR	1,085	60,575
		291,405
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	87,844	5,545,592
Catalent, Inc. *	3,227	339,835
Johnson & Johnson	48,487	7,968,838
Merck & Co., Inc.	33,322	2,568,793
Novo Nordisk A/S, ADR	3,271	220,531
Pfizer, Inc.	101,334	3,671,331
Zoetis, Inc.	688	108,346
		20,423,266
Professional Services - 0.4%
Equifax, Inc.	4,500	815,085
IHS Markit Ltd.	13,144	1,272,076
ManpowerGroup, Inc.	1,138	112,548
Robert Half International, Inc.	4,169	325,474
		2,525,183
Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A *	29,836	2,360,326

Road & Rail - 0.4%
CSX Corp.	5,862	565,214
Landstar System, Inc.	4,753	784,530
Ryder System, Inc.	10,837	819,819
Schneider National, Inc., Class B	7,472	186,576
		2,356,139
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. *	32,091	2,519,143
Applied Materials, Inc.	45,683	6,103,249
ASML Holding NV	688	424,744
Cirrus Logic, Inc. *	2,229	188,997
CMC Materials, Inc.	1	177
Enphase Energy, Inc. *	1,107	179,511
Intel Corp.	111,943	7,164,352

	Shares/ Principal	Fair Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	1,238	$736,907
NVIDIA Corp.	11,194	5,976,812
QUALCOMM, Inc.	37,210	4,933,674
Taiwan Semiconductor Manufacturing Co. Ltd, ADR	3,671	434,206
Texas Instruments, Inc.	5,226	987,662
		29,649,434
Software - 8.8%
Adobe, Inc. *	17,128	8,142,137
Cadence Design Systems, Inc. *	18,490	2,532,945
HubSpot, Inc. *	2,231	1,013,343
Intuit, Inc.	17,285	6,621,192
Microsoft Corp.	124,098	29,258,585
salesforce.com, Inc. *	6,707	1,421,012
ServiceNow, Inc. *	8,974	4,487,987
VMware, Inc., Class A *	11,619	1,748,079
Zendesk, Inc. *	1,222	162,062
		55,387,342
Specialty Retail - 1.7%
Best Buy Co., Inc.	10,711	1,229,730
Home Depot, Inc. (The)	16,481	5,030,825
Lowe's Cos., Inc.	12,431	2,364,128
TJX Cos., Inc. (The)	32,380	2,141,937
		10,766,620
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	282,483	34,505,299
Dell Technologies, Inc., Class C *	17,318	1,526,582
Hewlett Packard Enterprise Co.	265,865	4,184,715
HP, Inc.	22,787	723,487
NetApp, Inc.	3,196	232,253
		41,172,336
Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co., Class A	9,176	219,398
NIKE, Inc., Class B	23,294	3,095,540
Ralph Lauren Corp. *	5,213	642,033
Tapestry, Inc. *	6,653	274,170
		4,231,141
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	8,417	399,724
New York Community Bancorp, Inc.	114,565	1,445,810
		1,845,534
Trading Companies & Distributors - 0.5%
SiteOne Landscape Supply, Inc. *	5,719	976,462
WW Grainger, Inc.	5,079	2,036,323
		3,012,785

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Wireless Telecommunication Services - 0.0%†
Vodafone Group PLC, ADR	3,874	$71,398
Total Common Stocks (Cost - $449,169,025)		605,871,905
Short-Term Investments - 2.9%
Money Market Funds - 2.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $18,084,951)	18,084,951	18,084,951

Total Investments - 99.7% (Cost - $467,253,976)		$623,956,856
Other Assets Less Liabilities - Net 0.3%		1,684,799
Total Net Assets - 100.0%		$625,641,655

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	101	6/18/2021	$20,035,370	$170,405